ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Textual) (Detail) - USD ($)		1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	May 05, 2017	Sep. 18, 2017	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018
Sale of Stock, Number of Shares Issued in Transaction	69,000,000	69,000,000	69,000,000		69,000,000
Entity Incorporation, State Country Name					Cayman Islands
Entity Incorporation, Date of Incorporation					May 05, 2017
Proceeds from Issuance Initial Public Offering		$ 690,000,000		$ 680,000,000	$ 0
Sale of Stock, Consideration Received on Transaction		679,854,837
Initial Public Offering Costs		10,145,163
Share Price					$ 10.00
Deferred underwriting fee payable		$ 24,150,000		24,150,000	$ 0
Sale of Stock, Price Per Share		$ 10.00			$ 10.00
Proceeds from Issuance of Private Placement				$ 12,000,000	$ 0
Equity Method Investment, Ownership Percentage		100.00%
Equity Method Investment, Description of Principal Activities		the Company's initial Business Combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the Trust Account
Net Tangible Assets To Be Maintained to Proceed Business Combination		$ 5,000,001
Business Acquisition, Description of Acquired Entity		the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding Public Shares and (iii) as promptly as reasonably possible
Consequences of Failure to Complete Business Combination Within Specific Date ,Description		Pursuant to the Company's Amended and Restated Memorandum and Articles of Association, if the Company is unable to complete its initial Business Combination by September 18, 2019, the Company will (i) cease all operations except for the purpose of winding
Cost of Trust Assets Sold to Pay Expenses					$ 100,000
Private Placement Warrants [Member]
Class of Warrant or Right, Numbers Issued	8,000,000	8,000,000	8,000,000		8,000,000
Class of Warrant or Right, Per Warrant	$ 1.50	$ 1.50	$ 1.50		$ 1.50
Proceeds from Issuance of Private Placement		$ 12,000,000
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction		9,000,000
Common Class A [Member]
Proceeds from Issuance Initial Public Offering		$ 690,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	0.0001
Share Price		11.50			$ 10.00
Sale of Stock, Price Per Share		$ 10.00
Percentage of Stock Sold in Initial Public Offering		15.00%